LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 8) (USD $)	12 Months Ended
	Sep. 30, 2013 grading	Sep. 30, 2012
Recorded investment of loan risk ratings by class
Number of risk gradings internal rating system	5
Number of risk gradings in internal rating system of financing receivables assigned to a loan	1
Total loans receivables	$ 1,006,974,382	$ 992,844,236
Less related specific allowance	(2,405,717)	(624,825)
Total	988,668,268	975,727,642
Pass
Recorded investment of loan risk ratings by class
Total loans receivables	941,878,609	905,280,568
Total	941,878,609	905,280,568
Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	19,149,830	7,105,834
Total	19,149,830	7,105,834
Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	38,654,406	72,209,164
Less related specific allowance	(1,058,007)	(624,825)
Total	37,596,399	71,584,339
Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	7,291,537	8,248,670
Less related specific allowance	(1,347,710)
Total	5,943,827	8,248,670
Residential real estate
Recorded investment of loan risk ratings by class
Total loans receivables	368,073,208	398,732,907
Less related specific allowance	(1,852,701)	(624,825)
Residential real estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	347,322,986	364,670,676
Residential real estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	319,722	790,877
Residential real estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	13,305,988	28,329,686
Residential real estate | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	7,124,512	4,941,668
First mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	213,306,043	211,772,695
Less related specific allowance	(1,068,205)	(346,365)
First mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	197,061,832	185,061,008
First mortgage | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	269,891	462,421
First mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	10,833,561	23,039,578
First mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	5,140,759	3,209,688
Second mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	43,327,509	42,249,107
Less related specific allowance	(255,196)	(191,612)
Second mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	41,767,041	39,698,676
Second mortgage | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	49,831	181,825
Second mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	1,101,032	1,779,092
Second mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	409,605	589,514
Home equity lines of credit
Recorded investment of loan risk ratings by class
Total loans receivables	111,439,656	144,711,105
Less related specific allowance	(529,300)	(86,848)
Home equity lines of credit | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	108,494,113	139,910,992
Home equity lines of credit | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables		146,631
Home equity lines of credit | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	1,371,395	3,511,016
Home equity lines of credit | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	1,574,148	1,142,466
Commercial real estate
Recorded investment of loan risk ratings by class
Total loans receivables	636,138,165	591,431,264
Less related specific allowance	(536,529)
Commercial real estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	591,899,339	538,074,762
Commercial real estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	18,830,108	6,314,957
Commercial real estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	25,348,418	43,879,478
Commercial real estate | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	60,300	3,162,067
Land acquisition and development
Recorded investment of loan risk ratings by class
Total loans receivables	40,513,248	47,335,546
Land acquisition and development | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	27,675,231	34,632,857
Land acquisition and development | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	6,954,392	4,549,053
Land acquisition and development | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	5,883,625	8,153,636
Real estate construction and development
Recorded investment of loan risk ratings by class
Total loans receivables	20,525,773	21,893,617
Real estate construction and development | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	20,487,334	21,504,850
Real estate construction and development | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	38,439	34,173
Real estate construction and development | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables		354,594
Commercial and multi-family real estate
Recorded investment of loan risk ratings by class
Total loans receivables	348,118,809	324,093,065
Less related specific allowance	(351,047)
Commercial and multi-family real estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	324,959,886	297,366,661
Commercial and multi-family real estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	6,939,560	1,189,914
Commercial and multi-family real estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	16,159,063	22,729,017
Commercial and multi-family real estate | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	60,300	2,807,473
Commercial and industrial
Recorded investment of loan risk ratings by class
Total loans receivables	226,980,335	198,109,036
Less related specific allowance	(185,482)
Commercial and industrial | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	218,776,888	184,570,394
Commercial and industrial | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	4,936,156	575,990
Commercial and industrial | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	3,267,291	12,962,652
Consumer and other
Recorded investment of loan risk ratings by class
Total loans receivables	2,763,009	2,680,065
Less related specific allowance	(16,487)
Consumer and other | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	2,656,284	2,535,130
Consumer and other | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	$ 106,725	$ 144,935